Description of business and significant accounting policies and practices (Policies)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The basis of these financial statements is comparable for all periods presented herein.

The consolidated financial statements include the accounts of all subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. All dollar amounts in the financial statements and tables in these notes, except per-share amounts, are stated in millions of U.S. dollars unless otherwise indicated. We have reclassified certain amounts in the prior periods’ financial statements to conform to the 2013 presentation. The preparation of financial statements requires the use of estimates from which final results may vary.

Revenue recognition
Revenue recognition
We recognize revenue from direct sales of our products to our customers, including shipping fees, when title and risk of loss pass to the customer, which usually occurs upon shipment or delivery, depending upon the terms of the sales order; when persuasive evidence of an arrangement exists; when sales amounts are fixed or determinable; and when collectability is reasonably assured. Revenue from sales of our products that are subject to inventory consignment agreements is recognized consistent with the principles discussed above, but delivery occurs when the customer pulls product from consignment inventory that we store at designated locations. Estimates of product returns for quality reasons and of price allowances, which are based on historical experience, product shipment analysis and customer contractual arrangements, are recorded when revenue is recognized. Allowances include volume-based incentives and special pricing arrangements. In addition, we record allowances for accounts receivable that we estimate may not be collected.

We recognize revenue from direct sales of our products to our distributors, net of allowances, consistent with the principles discussed above. Title transfers to the distributors at delivery or when the products are pulled from consignment inventory, and payment is due on our standard commercial terms; payment terms are not contingent upon resale of the products. We calculate credit allowances based on historical data, current economic conditions and contractual terms. For instance, we sell to distributors at standard published prices, but we may grant them price adjustment credits in response to individual competitive opportunities they may have. To estimate allowances, we use statistical percentages of revenue, determined quarterly, based upon recent historical adjustment trends. We also provide allowances for certain growth-based incentives.

We provide distributors an allowance to scrap certain slow-selling or obsolete products in their inventory, estimated as a negotiated fixed percentage of each distributor’s purchases from us. In addition, if we publish a new price for a product that is lower than that paid by distributors for the same product still remaining in each distributor’s on-hand inventory, we may credit them for the difference between those prices. The allowance for this type of credit is based on the identified product price difference applied to our estimate of each distributor’s on-hand inventory of that product. We believe we can reasonably and reliably estimate allowances for credits to distributors in a timely manner.

We determine the amount and timing of royalty revenue based on our contractual agreements with intellectual property licensees. We recognize royalty revenue when earned under the terms of the agreements and when we consider realization of payment to be probable. Where royalties are based on a percentage of licensee sales of royalty-bearing products, we recognize royalty revenue by applying this percentage to our estimate of applicable licensee sales. We base this estimate on historical experience and an analysis of each licensee’s sales results. Where royalties are based on fixed payment amounts, we recognize royalty revenue ratably over the term of the royalty agreement. Where warranted, revenue from licensees may be recognized on a cash basis.

We include shipping and handling costs in COR.

Advertising costs	Advertising costs We expense advertising and other promotional costs as incurred.
Restructuring policy
Restructuring charges
Restructuring charges may consist of voluntary or involuntary severance-related charges, asset-related charges and other costs due to exit activities. We recognize voluntary termination benefits when the employee accepts the offered benefit arrangement. We recognize involuntary severance-related charges depending on whether the termination benefits are provided under an ongoing benefit arrangement or under a one-time benefit arrangement. If the former, we recognize the charges once they are probable and the amounts are estimable. If the latter, we recognize the charges once the benefits have been communicated to employees.

Restructuring activities associated with assets are recorded as an adjustment to the basis of the asset, not as a liability. When we commit to a plan to abandon a long-lived asset before the end of its previously estimated useful life, we accelerate the recognition of depreciation to reflect the use of the asset over its shortened useful life. When an asset is held to be sold, we write down the carrying value to its net realizable value and cease depreciation. Restructuring actions may be viewed as an impairment indicator requiring testing of the recoverability of intangible assets, including goodwill.

Income taxes
Income taxes
We account for income taxes using an asset and liability approach. We record the amount of taxes payable or refundable for the current year and the deferred tax assets and liabilities for future tax consequences of events that have been recognized in the financial statements or tax returns. We record a valuation allowance when it is more likely than not that some or all of the deferred tax assets will not be realized.

Other assessed taxes
Other assessed taxes
Some transactions require us to collect taxes such as sales, value-added and excise taxes from our customers. These transactions are presented in our statements of income on a net (excluded from revenue) basis.

Earnings per share
Earnings per share (EPS)
Unvested share-based payment awards that contain non-forfeitable rights to receive dividends or dividend equivalents, such as our restricted stock units (RSUs), are considered to be participating securities and the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and, therefore, is excluded from the calculation of EPS allocated to common stock, as shown in the table below.

Investments
Investments
We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

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Cash equivalents and short-term investments: We consider investments in debt securities with maturities of 90 days or less from the date of our investment to be cash equivalents. We consider investments in debt securities with maturities beyond 90 days from the date of our investment as being available for use in current operations and include them in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.

•	Long-term investments: Long-term investments consist of mutual funds, venture capital funds and non-marketable equity securities.

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Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available for sale, trading, or equity- or cost-method investments, which are more fully described in Note 9. We determine cost or amortized cost, as appropriate, on a specific identification basis.

We classify our investments as available for sale, trading, equity method or cost method. Most of our investments are classified as available for sale.

Available-for-sale and trading securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models. See fair-value discussion below. Unrealized gains and losses on available-for-sale securities are recorded as an increase or decrease, net of taxes, in AOCI on our Consolidated balance sheets. We record other-than-temporary impairments on available-for-sale securities in OI&E in our Consolidated statements of income.

We classify certain mutual funds as trading securities. These mutual funds hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of these mutual funds and the related deferred compensation liabilities in SG&A.

Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains and losses from equity-method investments are reflected in OI&E based on our ownership share of the investee’s financial results. Gains and losses on cost-method investments are recorded in OI&E when realized or when an impairment of the investment’s value is warranted based on our assessment of the recoverability of each investment.

Inventories

We review inventory quarterly for salability and obsolescence. A specific allowance is provided for inventory considered unlikely to be sold. Remaining inventory includes a salability and obsolescence allowance based on an analysis of historical disposal activity. We write off inventory in the period in which disposal occurs.
Inventories
Inventories are stated at the lower of cost or estimated net realizable value. Cost is generally computed on a currently adjusted standard cost basis, which approximates cost on a first-in first-out basis. Standard cost is based on the normal utilization of installed factory capacity. Cost associated with underutilization of capacity is expensed as incurred. Inventory held at consignment locations is included in our finished goods inventory.

Property, plant and equipment; acquisition-related intangibles and other capitalized costs
Property, plant and equipment; acquisition-related intangibles and other capitalized costs
Property, plant and equipment are stated at cost and depreciated over their estimated useful lives using the straight-line method. Our cost basis includes certain assets acquired in business combinations that were initially recorded at fair value as of the date of acquisition. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. We amortize acquisition-related intangibles on a straight-line basis over the estimated economic life of the assets. Capitalized software licenses generally are amortized on a straight-line basis over the term of the license. Fully depreciated or amortized assets are written off against accumulated depreciation or amortization.

Impairments of long-lived assets
Impairments of long-lived assets
We regularly review whether facts or circumstances exist that indicate the carrying values of property, plant and equipment or other long-lived assets, including intangible assets, are impaired. We assess the recoverability of assets by comparing the projected undiscounted net cash flows associated with those assets to their respective carrying amounts. Any impairment charge is based on the excess of the carrying amount over the fair value of those assets. Fair value is determined by available market valuations, if applicable, or by discounted cash flows.

Goodwill and indefinite-lived intangibles
Goodwill and indefinite-lived intangibles
Goodwill is not amortized but is reviewed for impairment annually or more frequently if certain impairment indicators arise. We perform our annual goodwill impairment test as of October 1 for our reporting units, which compares the fair value for each reporting unit to its associated carrying value including goodwill.

Foreign currency
Foreign currency
The functional currency for our non-U.S. subsidiaries is the U.S. dollar. Accounts recorded in currencies other than the U.S. dollar are remeasured into the functional currency. Current assets (except inventories), deferred income taxes, other assets, current liabilities and long-term liabilities are remeasured at exchange rates in effect at the end of each reporting period. Property, plant and equipment with associated depreciation and inventories are valued at historic exchange rates. Revenue and expense accounts other than depreciation for each month are remeasured at the appropriate daily rate of exchange. Currency exchange gains and losses from remeasurement are credited or charged to OI&E.

Derivatives and hedging
Derivatives and hedging
In connection with the issuance of variable-rate long-term debt in May 2011, we entered into an interest rate swap designated as a hedge of the variability of cash flows related to interest payments. Gains and losses from changes in the fair value of the interest rate swap were credited or charged to Accumulated other comprehensive income (loss), net of taxes (AOCI). We repaid this long-term debt in the second quarter of 2013, and this interest rate swap was settled for no gain or loss. In association with the issuance of long-term debt, we use financial derivatives such as treasury rate lock agreements that are recognized in AOCI and amortized over the life of the related debt. The results of these derivative transactions have not been material.

We also use derivative financial instruments to manage exposure to foreign exchange risk. These instruments are primarily forward foreign currency exchange contracts, which are used as economic hedges to reduce the earnings impact that exchange rate fluctuations may have on our non-U.S. dollar net balance sheet exposures. Gains and losses from changes in the fair value of these forward foreign currency exchange contracts are credited or charged to OI&E. We do not apply hedge accounting to our foreign currency derivative instruments.

We do not use derivatives for speculative or trading purposes.

Stock-based compensation
We issue awards of non-qualified stock options generally with graded vesting provisions (e.g., 25 percent per year for four years). Generally, we recognize the related compensation expense on a straight-line basis over the minimum service period required for vesting of the award, adjusting for expected forfeiture activity. Awards issued to employees who are retirement eligible or nearing retirement eligibility are expensed on an accelerated basis.

Our RSUs generally vest four years after the date of grant. We recognize the related compensation expense on a straight-line basis over the vesting period, adjusting for expected forfeiture activity. Beginning with 2013 grants, RSUs issued to employees who are retirement eligible or nearing retirement eligibility are expensed on an accelerated basis.
We determine expected volatility on all options granted using available implied volatility rates. We believe that market-based measures of implied volatility are currently the best available indicators of the expected volatility used in these estimates.

We determine expected lives of options based on the historical option exercise experience of our optionees using a rolling ten-year average. We believe the historical experience method is the best estimate of future exercise patterns currently available.

Risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

Expected dividend yields are based on the annualized approved quarterly dividend rate and the current market price of our common stock at the time of grant. No assumption for a future dividend rate change is included unless there is an approved plan to change the dividend in the near term.

The fair value per share of RSUs is determined based on the closing price of our common stock on the date of grant.

Our employee stock purchase plan is a discount-purchase plan and consequently the Black-Scholes option-pricing model is not used to determine the fair value per share of these awards. The fair value per share under this plan equals the amount of the discount.

Fair value
Fair-value considerations
We measure and report certain financial assets and liabilities at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The three-level hierarchy discussed below indicates the extent and level of judgment used to estimate fair-value measurements.

Level 1 –	Uses unadjusted quoted prices that are available in active markets for identical assets or liabilities as of the reporting date.
Level 2 –
Uses inputs other than Level 1 that are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data. Our Level 2 assets consist of corporate obligations and some U.S. government agency and Treasury securities. We utilize a third-party data service to provide Level 2 valuations. We verify these valuations for reasonableness relative to unadjusted quotes obtained from brokers or dealers based on observable prices for similar assets in active markets.

Level 3 –
Uses inputs that are unobservable, supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models that utilize management estimates of market participant assumptions.

Warranty costs and product liabilities
Indemnification guarantees
We routinely sell products with an intellectual property indemnification included in the terms of sale. Historically, we have had only minimal, infrequent losses associated with these indemnities. Consequently, we cannot reasonably estimate or accrue for any future liabilities that may result.

Warranty costs/product liabilities
We accrue for known product-related claims if a loss is probable and can be reasonably estimated. During the periods presented, there have been no material accruals or payments regarding product warranty or product liability. Historically, we have experienced a low rate of payments on product claims. Although we cannot predict the likelihood or amount of any future claims, we do not believe they will have a material adverse effect on our financial condition, results of operations or liquidity. Consistent with general industry practice, we enter into formal contracts with certain customers that include negotiated warranty remedies. Typically, under these agreements our warranty for semiconductor products includes three years of coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products. In some cases, product claims may exceed the price of our products.

General
We are subject to various legal and administrative proceedings. Although it is not possible to predict the outcome of these matters, we believe that the results of these proceedings will not have a material adverse effect on our financial condition, results of operations or liquidity. From time to time, we also negotiate contingent consideration payment arrangements associated with certain acquisitions, which are recorded at fair value.